Parent-Only Financial Statements, Parent-Only Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net cash provided (used) by operating activities	$ 27,048	$ (11,525)	$ 2,051
Equity securities, not held for trading:
Proceeds from sales and capital returns	4,326	4,933	12,187
Purchases	(6,984)	(7,680)	(8,677)
Loans:
Other, net	805	3,782	784
Net cash provided (used) by investing activities	(42,476)	(7,619)	122,554
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	16,564	(24,590)	(45,513)
Long-term debt:
Proceeds from issuance	53,737	1,275	38,136
Repayment	(19,587)	(47,134)	(65,347)
Preferred stock:
Proceeds from issuance	0	5,756	3,116
Redeemed	0	(6,675)	(3,602)
Cash dividends paid	(1,115)	(1,205)	(1,290)
Common stock:
Repurchased	(6,033)	(14,464)	(3,415)
Cash dividends paid	(4,178)	(2,422)	(4,852)
Other, net	(539)	(361)	(231)
Net cash used by financing activities	(59,645)	(11,238)	(1,243)
Net change in cash, cash equivalents, and restricted cash	(75,073)	(30,382)	123,362
Cash, cash equivalents, and restricted cash at beginning of period	234,230	264,612	141,250
Cash, cash equivalents, and restricted cash at end of period	159,157	234,230	264,612
Parent Company [Member]
Cash flows from operating activities:
Net cash provided (used) by operating activities	(4,575)	11,938	50,193
Equity securities, not held for trading:
Proceeds from sales and capital returns	3	11	2,333
Purchases	(8)	(18)	(1,479)
Loans:
Net repayments from subsidiaries	0	0	10
Capital notes and term loans made to subsidiaries	(3,567)	(3,500)	(38,547)
Principal collected on notes/loans made to subsidiaries	4,062	2,618	558
Net decrease in investment in subsidiaries	0	0	425
Other, net	(263)	14	16
Net cash provided (used) by investing activities	227	(875)	(36,684)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	8,153	35,958	(22,613)
Long-term debt:
Proceeds from issuance	26,520	1,001	34,918
Repayment	(17,618)	(28,331)	(15,803)
Preferred stock:
Proceeds from issuance	0	5,756	3,116
Redeemed	0	(6,675)	(3,602)
Cash dividends paid	(1,115)	(1,205)	(1,290)
Common stock:
Repurchased	(6,033)	(14,464)	(3,415)
Cash dividends paid	(4,178)	(2,422)	(4,852)
Other, net	(344)	(364)	(100)
Net cash used by financing activities	5,385	(10,746)	(13,641)
Net change in cash, cash equivalents, and restricted cash	1,037	317	(132)
Cash, cash equivalents, and restricted cash at beginning of period	15,134	14,817	14,949
Cash, cash equivalents, and restricted cash at end of period	$ 16,171	$ 15,134	$ 14,817